Income Taxes	12 Months Ended
Oct. 31, 2024
Income Taxes [Abstract]
Income Taxes
NOTE 24: INCOME TAXES
The provision for (recovery of) income

taxes is comprised of the following:
Provision for (Recovery of) Income Taxes
(millions of Canadian dollars) For the years ended October 31

2024 2023
Provision for (recovery of) income taxes

– Consolidated Statement of Income

Current income taxes
Provision for (recovery of) income taxes

for the current period
$ 3,956 $ 3,244
Adjustments in respect of prior years and

other
(204) 1,180
1
Total current income taxes 3,752 4,424
Deferred income taxes
Provision for (recovery of) deferred income

taxes related to the origination

and reversal of temporary differences
2
(1,254) (656)
Effect of changes in tax rates (13) (74)
Adjustments in respect of prior years and

other
206 (576)
Total deferred income taxes 2 (1,061) (1,306)
Total provision for (recovery of) income taxes – Consolidated Statement of Income
2
2,691 3,118
Provision for (recovery of) income taxes

– Statement of Other Comprehensive Income
Current income taxes 767 65
Deferred income taxes 183 (452)
Total provision for (recovery of) income taxes – Statement of Other

Comprehensive Income
2
950 (387)
Income taxes – other items including

business combinations and other adjustments
Current income taxes (38) (188)
Deferred income taxes
2
(12) (32)
(50) (220)
Total provision for (recovery of) income taxes 2 3,591 2,511
Current income taxes
Federal 1,712 2,099
Provincial 1,221 1,380
Foreign 1,548 822
4,481 4,301
Deferred income taxes

Federal 2 92 (761)
Provincial 2 54 (449)
Foreign (1,036) (580)
(890) (1,790)
Total provision for (recovery of) income taxes 2 $ 3,591 $ 2,511
1

The 2023 amount includes the $
585

million impact to provision for income taxes as discussed in the Implementation of the Canada Recovery

Dividend and Change in Corporate Tax

Rate
section below.
2

Amounts for the year ended October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 4 for details.
The Bank’s statutory and effective tax rate is outlined

in the following table.
Reconciliation to Statutory Income Tax Rate
(millions of Canadian dollars, except

as noted)
2024 2023
Income taxes at Canadian statutory income

tax rate
1
$ 3,009 27.8% $ 3,575 27.7%
Increase (decrease) resulting from:
Dividends received (28) (0.3) (109) (0.8)
Rate differentials on international operations (270) (2.5) (952) (7.4)
Other – net
1
(20) (0.2) 604 4.7
2
Provision for income taxes and effective

income tax rate
1 $ 2,691 24.8% $ 3,118 24.2%
1

Amounts for the year ended October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 4 for details.
2

The 2023 amount includes the $
585

million impact to provision for income taxes as discussed in the Implementation of the Canada Recovery

Dividend and Change in Corporate Tax

Rate
section below.
Implementation of the Canada Recovery

Dividend and Change in Corporate

Tax Rate
On December 15, 2022, Bill C-32,
Fall Economic Statement Implementation

Act, 2022
, received Royal Assent. This bill enacted

the Canada Recovery Dividend
(CRD) and increased the Canadian federal

tax rate for bank and life insurer groups by
1.5%.
The implementation of the CRD resulted

in a provision for income taxes of $
553

million and a charge to OCI of $
239

million, recognized in the first quarter of
2023.
The increase in the Canadian federal tax rate

of
1.5
%, prorated for the first taxation year that ends

after April 7, 2022, resulted in a provision

for income taxes of
$ 82

million and a tax benefit of $
75

million in OCI related to fiscal 2022, recognized

in the first quarter of 2023. The Bank also

remeasured certain Canadian
deferred tax assets and liabilities for

the increase in tax rate, which resulted in an

increase in net deferred tax assets of

$
50

million, which was recorded in
provision for income taxes.
International Tax Reform – Pillar Two Global Minimum Tax
On December 20, 2021, the OECD published

Pillar Two model rules as part of its efforts toward international tax reform. The Pillar Two model rules provide for the
implementation of a 15% global minimum

tax for large multinational enterprises,

which is to be applied on a jurisdiction-by-jurisdiction

basis. Pillar Two legislation
was enacted in Canada on June 20, 2024

under Bill C-69, which includes the
Global Minimum Tax Act

addressing the Pillar Two model rules. The rules are
effective for the Bank for the fiscal year beginning

on November 1, 2024. The
Global Minimum Tax Act
may result in a tax on future dispositions

of shares in
Charles Schwab, depending on the accounting

gain at that time and its impact on effective tax

rates. The tax could be up to 15% of

the accounting gain and would
be payable in Canada. Also, similar legislation

has passed in other jurisdictions in which

the Bank operates and will result in additional

taxes being paid in those
countries. The Bank estimates that its effective

tax rate will increase by
0.25%- 0.50
% as a result of these additional annual taxes,

with the bulk of the additional
taxes arising in Ireland due to its statutory corporate

tax rate of
12.5%.
Other Tax Matters
The Canada Revenue Agency (CRA), Revenu

Québec Agency (RQA) and Alberta Tax and Revenue Administration (ATRA) are denying certain dividend and
interest deductions claimed by the Bank.

During the year ended October 31, 2024,

the RQA reassessed the Bank for $
1

million of additional income tax and
interest in respect of its 2018 taxation year. As at October 31,

2024, the CRA has reassessed the

Bank for $
1,661

million for the years 2011 to 2018, the RQA has
reassessed the Bank for $ 52

million for the years 2011 to 2018, and the ATRA has reassessed the Bank for $
71

million for the years 2011 to 2018. In total, the
Bank has been reassessed for $ 1,784

million of income tax and interest. The Bank

expects to continue to be reassessed

for open years. The Bank is of the view
that its tax filing positions were appropriate

and filed a Notice of Appeal with the

Tax Court of Canada on March 21, 2023.
Deferred tax assets and liabilities comprise of

the following:
Deferred Tax Assets and Liabilities
(millions of Canadian dollars) As at
October 31 October 31
2024 2023
Deferred tax assets
Allowance for credit losses $ 1,592 $ 1,466
Trading loans 31 30
Employee benefits 1,036 867
Losses available for carry forward 45 127
Tax credits 89 46
Land, buildings, equipment, other depreciable

assets, and right-of-use assets
366 471
Securities 589 314
Deferred income 353 –
Intangibles 92 –
Other 1 727 1,006
Total deferred tax assets 1 4,920 4,327
Deferred tax liabilities
Pensions 81 158
Deferred expenses – 238
Intangibles – 10
Goodwill 202 174
Total deferred tax liabilities 283 580
Net deferred tax assets 1 4,637 3,747
Reflected on the Consolidated Balance Sheet

as follows:
Deferred tax assets 1 4,937 3,951
Deferred tax liabilities 2 300 204
Net deferred tax assets 1 $ 4,637 $ 3,747
1

Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 4 for details.
2

Included in Other liabilities on the Consolidated Balance Sheet.
The amount of temporary differences, unused tax

losses, and unused tax credits for which

no deferred tax asset is recognized on the

Consolidated Balance Sheet
was $ 658

million as at October 31, 2024 (October 31,

2023 – $
663

million), of which $
2

million (October 31, 2023 – $
11

million) is scheduled to expire within five
years.
Certain taxable temporary differences associated

with the Bank’s investments in subsidiaries, branches

and associates, and interests in joint ventures

did not
result in the recognition of deferred tax liabilities

as at October 31, 2024. The total amount

of these temporary differences was $
72

billion as at October 31, 2024
(October 31, 2023 – $ 88

billion).
The movement in the net deferred tax asset

for the years ended October 31, 2024 and

October 31, 2023, was as follows:
Deferred Income Tax Expense (Recovery)
(millions of Canadian dollars) For the years ended October 31
2024 2023
Consolidated Other Business

Consolidated Other Business

statement of comprehensive combinations

statement of comprehensive combinations

income income and other Total income income and other Total
Deferred income tax expense

(recovery)
Allowance for credit losses $ (126) $ – $ – $ (126) $ (127) $ – $ – $ (127)
Trading loans

(1) – – (1) (2) – – (2)
Employee benefits (154) (15) – (169) (9) 12 (113) (110)
Losses available for carry

forward 82 – – 82 (53) – (12) (65)
Tax credits (43) – – (43) (5) – – (5)
Land, buildings, equipment, other depreciable
assets, and right-of-use assets 105 – – 105 (194) – 3 (191)
Other deferred tax assets
1
291 – (12) 279 (754) – 5 (749)
Securities

(494) 219 – (275)

(66) (443) – (509)
Pensions (56) (21) – (77) (5) (21) – (26)
Deferred (income) expenses (591) – – (591) 11 – – 11
Intangibles (102) – – (102) (122) – 85 (37)
Goodwill 28 – – 28 20 – – 20
Total deferred income tax

expense (recovery)
1
$ (1,061) $ 183 $ (12) $ (890) $ (1,306) $ (452) $ (32) $ (1,790)
Amounts for the year ended October 31, 2023

have been restated for the adoption of IFRS 17. Refer to Note 4 for details.